Trading Revenues - Summary of Trading Revenues (Detail) - CAD ($) $ in Millions	3 Months Ended					6 Months Ended
	Apr. 30, 2019		Jan. 31, 2019		Apr. 30, 2018	Apr. 30, 2019		Apr. 30, 2018
Trading income (expense) [abstract]
Interest rate and credit	$ 81		$ 7		$ 60	$ 88		$ 160
Equities	123		123		157	246		252
Commodities	45		68		63	113		135
Foreign exchange	59		84		68	143		151
Other	78		47		10	125		47
Total	$ 386	[1]	$ 329	[1]	$ 358	$ 715	[1]	$ 745

[1]	The amounts for the period ended April 30, 2019 and January 31, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).